Summary of Significant Accounting Policies - Property and Equipment (Details) (10-K)	12 Months Ended
Dec. 31, 2020
Equipment, servers and computers | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Equipment, servers and computers | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Useful life	7 years
Software | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Software | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years